TAXES ON INCOME - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before taxes on income, as reported in the consolidated statements of income	$ 457,700	$ 345,332	$ 240,619
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Preferred Enterprise / Preferred Technology Enterprise benefits	(6.80%)	(3.30%)	(2.20%)
Changes in valuation allowance	1.60%	0.50%	1.00%
Earnings taxed under foreign law	(0.90%)	0.70%	0.20%
Tax settlements and prior years adjustments	4.40%	0.40%	(1.80%)
Intangible assets transfer	0.00%	0.00%	(1.70%)
Other	4.70%	1.70%	(1.30%)
Effective tax rate	26.10%	23.00%	17.20%